Intangible Assets, Intangible Liabilities, and Goodwill (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Schedule of Amortization of Intangible Assets
Amortization of capitalized computer software costs charged to expense in Cleco and Cleco Power’s Consolidated Statements of Income for the years ending December 31, 2019, 2018, and 2017 is shown in the following tables:

Cleco
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,917	$2,154	$2,367

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,321	$1,607	$1,887
The following tables present Cleco and Cleco Power’s amortization of intangible assets and liabilities:

Cleco
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Intangible assets
Cleco Katrina/Rita right to bill and collect storm recover charges	$20,576	$20,608	$16,772
Trade name	$255	$255	$255
Power supply agreements	$24,273	$9,680	$10,757
Intangible liabilities
LTSA	$3,194	$—	$—
Power supply agreements	$3,234	$—	$—

Intangible Assets Subject to Amortization
The following tables summarize the balances for intangible assets and liabilities subject to amortization for Cleco and Cleco Power:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Intangible assets
Cleco Katrina/Rita right to bill and collect storm recovery charges	$70,594	$70,594
Trade name	5,100	5,100
Power supply agreements	184,004	85,104
Total intangible assets carrying amount	259,698	160,798
Intangible liabilities
LTSA	24,100	—
Power supply agreements	14,200	—
Total intangible liabilities carrying amount	38,300	—
Net intangible assets carrying amount	221,398	160,798
Accumulated amortization	(115,167)	(76,491)
Net intangible assets subject to amortization	$106,231	$84,307

Expected Amortization Expense
The following table summarizes the amortization expense related to intangible assets and liabilities expected to be recognized in Cleco’s Consolidated Statements of Income:

Cleco
(THOUSANDS)	INTANGIBLE ASSETS	INTANGIBLE LIABILITIES
For the year ending Dec. 31,
2020	$26,372		$(7,012)
2021	$25,855		$(5,862)
2022	$25,855		$(5,041)
2023	$25,855	$	(5,041)
2024	$29,459		$(5,041)
Thereafter	$4,707		$(3,875)

Cleco Power
Finite-Lived Intangible Assets [Line Items]
Schedule of Amortization of Intangible Assets
Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Amortization	$4,321	$1,607	$1,887
Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Cleco Katrina/Rita right to bill and collect storm recovery charges	$20,576	$20,608	$16,772

Intangible Assets Subject to Amortization
Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Cleco Katrina/Rita right to bill and collect storm recovery charges	$177,537	$177,537
Accumulated amortization	(177,020)	(156,444)
Net intangible assets subject to amortization	$517	$21,093